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                          AVALON CAPITAL, INC .
                   SUPPLEMENT DATED NOVEMBER 23, 1998
                   TO PROSPECTUS DATED JANUARY 5, 1998


Effective, November 20, 1998, the Company's common stock ceased to be listed on the NASDAQ SmallCap Market. Stockholders wanting to trade their shares on or after November 23, 1998, will be able to do so over the Bulletin Board maintained by NASDAQ. For more information, please call the Company's administrator.